Exhibit 99.1

Capital One Prime Auto Receivables Trust
Automobile Receivable - Backed Notes
Series 2006-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2006-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 3/10/2006.

		Payment Date:	11/15/2006
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	10/16/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	10/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	10/31/2006
Indenture Trustee:	The Bank of New York	Record Date:	11/14/2006
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	10/16/2006
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	11/14/2006
Custodian:	Capital One Auto Finance, Inc.	Days of Interest for Period:	30
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	31
		Months Seasoned:	8

				Accelerated	Optional Principal
Class	Original Note Balance	Opening Balance	Principal Payment	Principal Payment	Payment Amount	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$212,000,000.00	$1,684,606.16	$1,684,606.16	$0.00	$0.00	$0.00	30	Actual/360	4.87200%	$6,839.50	$6,839.50
			7.95			0.0000				0.03	0.03
A2	$247,000,000.00	$247,000,000.00	$26,093,143.61	$0.00	$0.00	$220,906,856.39	30	30/360	5.04000%	$1,037,400.00	$1,037,400.00
			105.64			0.8944				4.20	4.20
A3	$365,000,000.00	$365,000,000.00	$0.00	$0.00	$0.00	$365,000,000.00	30	30/360	4.99000%	$1,517,791.67	$1,517,791.67
						1.0000				4.16	4.16
A4	$146,844,000.00	$146,844,000.00	$0.00	$0.00	$0.00	$146,844,000.00	30	30/360	5.01000%	$613,073.70	$613,073.70
						1.0000				4.18	4.18
B1	$29,156,000.00	$29,156,000.00	$0.00	$0.00	$0.00	$29,156,000.00	30	30/360	5.13000%	$124,641.90	$124,641.90
						1.0000				4.28	4.28
TOTAL	$1,000,000,000.00	$789,684,606.16	$27,777,749.77	$0.00	$0.00	$761,906,856.39				$3,299,746.77	$3,299,746.77
			27.78			0.7619					3.30

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	27,718,754.92
Liquidation Proceeds Collected During Period	45,367.59
Receivables Repurchase Amounts	39,068.15
Interest Collected on Receivables	4,640,524.24
Return of Excess Deposit - Prefunding Account	—
Advances from the Reserve Fund	—
Release from Reserve Fund Account	568,342.70
Investment Earnings on Trust Accounts
Collection Account	120,027.05
Transfer from Reserve Fund	65,665.03
Transfer from Pre-Funding Account	—
Optional Note Redemption Prepayment Amount	—

Total Available Funds		33,197,749.68

Distributions:
Trustee Fees	—
Servicing Fees	336,608.95
Class A Noteholders’ Accrued Note Interest	3,175,104.87
Shortfall - Class A Noteholders’ Accrued Note Interest	—
First Allocation of Principal	—
Class B Noteholders’ Accrued Note Interest	124,641.90
Shortfall - Class B Noteholders’ Accrued Note Interest	—
Second Allocation of Principal	27,777,749.77
Deposit/(Release) to/from Reserve Account, to Required Level	—
Other Amounts Due to the Trustees	—
Optional Note Redemption Amount Prepayment Amount / EOD Prin Payment	—
Distribution to the Equity Certificate Holder	1,783,644.19

Total Distributions		33,197,749.68

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		807,861,489.68
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	16,319,901.35
Prepaid Principal Received	11,398,853.57
Defaulted Receivables	659,205.39
Principal Portion of Repurchased Receivables	38,854.11
Cram Down Losses and other non-cash adjustments	320.90
Total Monthly Principal Amounts		28,417,135.32
End of Period Aggregate Receivables Balance		779,444,354.36
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.7619

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account Balance		16,157,229.79
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		16,157,229.79
Reserve Account Requirement	15,588,887.09
Reserve Acount Shortfall / (Excess)	(568,342.70)
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		568,342.70
End of Period Reserve Account Balance		15,588,887.09

Change in Reserve Account Balance from Prior Period		(568,342.70)

EOP Shortfall		0.00

PREFUNDED LOANS

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	51,211	03/02/2006	03/09/2006	$864,767,160.76

Subsequent Purchase #1	9,994	04/23/2006		$158,250,977.65

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	61,205			$1,023,018,138.41

ASSET PERFORMANCE

Monthly Period And Cumulative Number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	51,211	53,547
Number of Subsequent Receivables Purchased	9,994	0
Number of Receivables Defaulted During Period	150	43
Number of Receivables Purchased During Period	49	2
Number of Receivables Paid-Off During Period	8,503	999
Ending Number of Receivables	52,503	52,503

Statistical Data (Current and Historical):

	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Weighted Average APR of the Receivables	7.02%	7.08%	7.03%	7.02%
Weighted Average Remaining Term of the Receivables	57.09	57.11	51.69	50.82
Weighted Average Original Term of the Receivables	60.59	60.60	60.59	60.59
Average Receivable Balance	16,886.36	16,714.62	15,086.96	14,845.71

Receivables with Scheduled Payment Delinquent

	Units	Dollars	Percentage
31-60 days	168	2,680,330	0.34%
61-90 days	74	1,146,929	0.15%
over 90 days	33	737,861	0.09%
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	107	1,884,789	0.24%

Delinquency Ratio:

Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	1,884,789.37
Repossessed Receivables with Scheduled Payment Delinquent Between 0 and 60 Days at the End of Period	25,278.74
Subtotal:	1,910,068.11
End of Period Current Principal Balance	779,444,354.36
Delinquency Ratio		0.25%

Current Net Charge-off Rate:

Receivables becoming Defaulted Receivables during period	659,205.39
Cram Down Losses occurring during period	320.90
Liquidation Proceeds collected during period	45,367.59
Net Losses during period	614,158.70
Monthly Annualized Net Charge-Off Ratio		0.93%

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of March 9, 2006, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2006-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and The Bank of New York, as successor Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	11/9/2006